Non-Controlling Interests (Tables)	12 Months Ended
Aug. 31, 2021
Noncontrolling Interest [Abstract]
Schedule of changes in non-controlling interests
	Can-achieve	Xinqiao Group	Chengdu Yinzhe	Wuhan Sannew	Hangzhou Impression	Linstitute	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Balance at August 31, 2018	115,626	39,432	—	—	—	—	14,966	170,024
Capital injection from non-controlling interest shareholders	—	—	—	—	—	—	500	500
Income attributable to non-controlling interests	10,176	(1,518)	5,919	(1,135)	119	—	(1,902)	11,659
Effect of ASC606 new revenue standard	164	—	—	—	—	—	(6)	158
Foreign currency translation	(25)	—	—	—	—	—	87	62
Acquisition of subsidiaries	—	—	62,766	74,213	30,000	—	12,450	179,429
Balance at August 31, 2019	125,941	37,914	68,685	73,078	30,119	—	26,095	361,832
Capital injection from non-controlling interest shareholders	—	—	—	—	—	—	2,650	2,650
Income attributable to non-controlling interests	(4,017)	(3,875)	5,750	(84)	123	990	4,282	3,169
Foreign currency translation	(54)	—	—	—	—	—	25	(29)
Acquisition of subsidiaries (Note 4)	—	—	—	—	—	27,583	—	27,583
Disposal of a subsidiary*	—	—	—	—	—	—	(5,650)	(5,650)
Distribution of dividends to shareholders	—	—	—	—	(3,104)	—	—	(3,104)
Balance at August 31, 2020	121,870	34,039	74,435	72,994	27,138	28,573	27,402	386,451
Capital injection from non-controlling interest shareholders	—	—	—	—	—	—	1,370	1,370
Income attributable to non-controlling interests	277	(34,039)	77	(72,994)	(916)	8,730	(14,133)	(112,998)
Foreign currency translation	66	—	—	—	—	—	(175)	(109)
Acquisition of a subsidiary (Note 4)	—	—	—	—	—	—	18,012	18,012
Acquisition of additional interest in a subsidiary of non-controlling interests*	—	—	(14,980)	—	—	—	—	(14,980)
Distribution of dividends to shareholders	(14,330)	—	—	—	(1,053)	(2,314)	—	(17,697)
Balance at August 31, 2021	107,883	—	59,532	—	25,169	34,989	32,476	260,049

During the year ended August 31, 2020, the Company disposed its equity interest in a subsidiary with a total consideration of RMB 30,344, and the carrying amount of the non-controlling interests of the disposed subsidiary as of the disposal date was RMB 5,650.

During the year ended August 31, 2021, the Company acquired additional 5% of equity interests in Chengdu Yinzhe from a non-controlling interest shareholder with total cash consideration of RMB 16,670. The net carrying amount of the acquired non-controlling interests was RMB 14,980 and the difference of RMB 1,690 was charged to additional paid in capital of the Company accordingly.